UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus

Alpha Growth Fund

SEMIANNUAL REPORT September 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
30	Information About the Renewal of
the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus
Alpha Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus Alpha Growth Fund covers the six-month period from April 1, 2011, through September 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors generally were encouraged by expectations of a more robust economic recovery through the first quarter of 2011, but investor sentiment deteriorated sharply during the reporting period due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt. Stocks proved sensitive to macroeconomic concerns in this challenging environment, often regardless of more promising company fundamentals, and most U.S. equity market indices posted negative absolute returns for the reporting period.

The economic outlook currently is clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. Inflationary pressures appear to be waning in most countries as energy prices recently have retreated from their highs. In the United States, the Federal Reserve Board has signaled its intention to maintain an aggressively accommodative monetary policy, which may help offset the financial stresses caused by deleveraging in the private sector and fiscal consolidation by governments in the United States and Europe. To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 17, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2011, through September 30, 2011, as provided by Warren Chiang and C.Wesley Boggs, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2011, Dreyfus Alpha Growth Fund’s Class A shares produced a total return of –11.99%, Class B shares returned –12.39%, Class C shares returned –12.31% and Class I shares returned –11.86%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) produced a total return of –13.79%, and the Russell 1000 Growth Index returned –12.48% for the same period.2,3

Stocks declined sharply amid heightened volatility over the reporting period as several macroeconomic developments took their toll on investor sentiment.The fund produced higher returns than its benchmark, mainly due to the success of our security selection process in the information technology and health care sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation by investing in stocks selected using one or more quantitative models.These models are designed to identify equity securities with attractive long-term relative valuations, sustainable earnings and behavioral factors, such as stock buybacks and analysts’ earnings revisions, that may indicate potential misvaluations.

We use the models systematically to select approximately 50 to 100 securities. Generally, we maintain the fund’s sector concentrations in proportions that are similar to those of the Russell 1000 Growth Index. We periodically reapply our models and adjust the fund’s holdings. Stocks no longer favored by the models are sold, and highly rated stocks are purchased. The fund’s models are enhanced from time to time as suggested by our ongoing research efforts.

Deteriorating Sentiment Sparked Heightened Volatility

Although encouraging upturns in economic data and corporate earnings helped support rising stock prices over the first several weeks of the reporting period, investor sentiment began to deteriorate in late

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

April when Greece appeared headed for default on its sovereign debt, global economic data proved disappointing and a contentious debate regarding U.S. government spending and borrowing intensified. Investors also worried about the potentially dampening economic effects of inflation-fighting measures in China, which has been a major engine of global growth.

Stocks suffered heightened volatility in this environment as increasingly risk-averse investors shifted their focus away from more economically sensitive market sectors and toward industry groups that historically have held up well under uncertain economic conditions. Market turbulence proved particularly severe in August and September as investors seemed to disregard underlying company fundamentals in favor of reacting to each new headline and release of economic data.

Stock-Specific Factors Buoyed Relative Performance

Rather than focusing on the longer-term business prospects of individual companies, investors shortened their time horizons, responding primarily to current economic news and quarterly earnings reports. Although the valuation factors considered by our models proved relatively ineffective and behavioral factors produced mixed results under these turbulent market conditions, earnings quality factors proved more predictive of stock price movements.

Ultimately, we attribute the fund’s outperformace of its benchmark primarily to stock-specific factors. For example, auto parts seller O’Reilly Automotive gained value when consumers postponed purchases of new vehicles and the company established a share repurchase program. In the information technology sector, electronics innovator Apple continued to gain value on the strength of its popular iPhone smartphone and iPad tablet computer, and video game maker Activision Blizzard issued better-than-expected earnings guidance to investors. In addition, the fund scored relative success in the health care sector, where drug developer Eli Lilly & Co. received approval from European regulators for a new diabetes medicine, and biotechnology firm Amgen provided earnings guidance at the upper end of the range expected by analysts.

On the other hand, the fund suffered disappointments in the consumer staples sector.The portfolio did not hold tobacco giant Altria Group and mass merchandiser Costco Wholesale and as a result missed out on price

4

gains after both companies had increased their quarterly dividends.The materials sector was hurt by falling commodity prices during the reporting period, undermining results from industry giant Freeport McMoRan Copper & Gold. Specialty chemicals maker Eastman Chemical declined after issuing disappointing earnings guidance during the third quarter of 2011.Among individual companies, semiconductors manufacturerVishay Intertechnology fell sharply after issuing weaker-than-expected earnings guidance, and oil-and-gas exploration and production company Murphy Oil was hurt by lower energy prices.

Seeking Opportunities in a Turbulent Market

We expect economic headwinds to persist and equity markets to stay volatile, suggesting that investors may continue to respond primarily to macroeconomic developments over the near term. Still, we are cautiously optimistic, as much of today’s bad news appears already to have been discounted by the stock market. In addition, we remain committed to our quantitative investment process, which we believe will become more effective over the longer term. Indeed, our security selection process has identified opportunities in most market sectors that, in our judgment, position the fund to participate in a rebound when investors refocus on underlying business fundamentals.

October 17, 2011

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.
3 SOURCE: LIPPER INC. — The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The index does not take into account fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Alpha Growth Fund from April 1, 2011 to September 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$6.11	$10.22	$9.57	$5.08
Ending value (after expenses)	$880.10	$876.10	$876.90	$881.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$6.56	$10.98	$10.28	$5.45
Ending value (after expenses)	$1,018.50	$1,014.10	$1,014.80	$1,019.60

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.18% for Class B, 2.04% for
Class C and 1.08% for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

September 30, 2011 (Unaudited)

Common Stocks—100.0%	Shares	Value ($)
Consumer Discretionary—12.2%
Cablevision Systems (NY Group), Cl. A	65,200	1,025,596
ITT Educational Services	21,200[a,b]	1,220,696
Kohl’s	68,700	3,373,170
Lowe’s	29,100	562,794
O’Reilly Automotive	55,000[b]	3,664,650
Viacom, Cl. B	30,700	1,189,318
Weight Watchers International	44,500	2,592,125
Wynn Resorts	23,800	2,738,904
		16,367,253
Consumer Staples—15.6%
Coca-Cola Enterprises	134,800	3,353,824
Constellation Brands, Cl. A	146,700[b]	2,640,600
Dr. Pepper Snapple Group	94,600	3,668,588
Hormel Foods	35,600[a]	961,912
Kroger	137,100	3,010,716
Philip Morris International	26,500	1,653,070
Smithfield Foods	62,400[b]	1,216,800
Wal-Mart Stores	44,700	2,319,930
Walgreen	63,600	2,091,804
		20,917,244
Energy—12.3%
Chevron	36,800	3,404,736
ConocoPhillips	26,500	1,677,980
Exxon Mobil	104,200	7,568,046
Helmerich & Payne	43,600[a]	1,770,160
Marathon Oil	84,300	1,819,194
SEACOR Holdings	2,500	200,525
		16,440,641

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—3.0%
Leucadia National	96,600	2,190,888
Moody’s	60,700[a]	1,848,315
		4,039,203
Health Care—14.6%
Abbott Laboratories	3,000	153,420
Agilent Technologies	87,400[b]	2,731,250
Amgen	56,200	3,088,190
Eli Lilly & Co.	79,600	2,942,812
Express Scripts	49,600[b]	1,838,672
IDEXX Laboratories	12,300[a,b]	848,331
Merck & Co.	16,200	529,902
St. Jude Medical	29,100	1,053,129
United Therapeutics	39,100[b]	1,465,859
Varian Medical Systems	24,600[a,b]	1,283,136
Watson Pharmaceuticals	9,600[b]	655,200
WellPoint	45,800	2,989,824
		19,579,725
Industrial—8.5%
Cummins	3,600	293,976
Dun & Bradstreet	25,900	1,586,634
General Electric	111,900	1,705,356
Kennametal	9,200	301,208
PACCAR	68,800	2,326,816
Pitney Bowes	137,900[a]	2,592,520
Textron	98,500[a]	1,737,540
Timken	18,900	620,298
URS	5,400[b]	160,164
		11,324,512

8

Common Stocks (continued)	Shares	Value ($)
Information Technology—26.1%
Activision Blizzard	253,500	3,016,650
Apple	27,379[b]	10,436,327
CA	115,200	2,236,032
Fiserv	21,200[b]	1,076,324
Hewlett-Packard	8,888	199,536
IAC/InterActiveCorp	9,300[b]	367,815
International Business Machines	38,100	6,668,643
Microsoft	273,201	6,799,973
Oracle	86,100	2,474,514
Vishay Intertechnology	191,700[b]	1,602,612
		34,878,426
Materials—4.4%
CF Industries Holdings	9,200	1,135,188
Eastman Chemical	34,100	2,336,873
Freeport-McMoRan Copper & Gold	80,200	2,442,090
		5,914,151
Telecommunication Services—2.2%
AT&T	101,000	2,880,520
Utilities—1.1%
Wisconsin Energy	45,200	1,414,308
Total Common Stocks
(cost $138,959,569)		133,755,983

Other Investment—.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $159,000)	159,000[c]	159,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—5.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $7,748,490)	7,748,490[c]	7,748,490
Total Investments (cost $146,867,059)	105.9%	141,663,473
Liabilities, Less Cash and Receivables	(5.9%)	(7,926,615)
Net Assets	100.0%	133,736,858

a Security, or portion thereof, on loan.At September 30, 2011, the value of the fund’s securities on loan was
$7,329,685 and the value of the collateral held by the fund was $7,748,490.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Information Technology	26.1	Money Market Investments	5.9
Consumer Staples	15.6	Materials	4.4
Health Care	14.6	Financial	3.0
Energy	12.3	Telecommunication Services	2.2
Consumer Discretionary	12.2	Utilities	1.1
Industrial	8.5		105.9

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,329,685)—Note 1(b):
Unaffiliated issuers			138,959,569	133,755,983
Affiliated issuers			7,907,490	7,907,490
Dividends and securities lending income receivable				123,093
Receivable for shares of Beneficial Interest subscribed				14,157
Prepaid expenses				29,109
				141,829,832
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				153,188
Cash overdraft due to Custodian				7,282
Liability for securities on loan—Note 1(b)				7,748,490
Payable for shares of Beneficial Interest redeemed				98,669
Accrued expenses				85,345
				8,092,974
Net Assets ($)				133,736,858
Composition of Net Assets ($):
Paid-in capital				235,112,435
Accumulated undistributed investment income—net				250,751
Accumulated net realized gain (loss) on investments				(96,422,742)
Accumulated net unrealized appreciation
(depreciation) on investments				(5,203,586)
Net Assets ($)				133,736,858

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	98,924,503	5,905,655	26,455,372	2,451,328
Shares Outstanding	5,567,141	363,097	1,613,982	137,513
Net Asset Value Per Share ($)	17.77	16.26	16.39	17.83

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,177,547
Affiliated issuers	362
Income from securities lending—Note 1(b)	3,728
Total Income	1,181,637
Expenses:
Management fee—Note 3(a)	502,093
Shareholder servicing costs—Note 3(c)	286,503
Distribution fees—Note 3(b)	150,610
Professional fees	29,938
Registration fees	25,792
Prospectus and shareholders’ reports	10,434
Custodian fees—Note 3(c)	5,401
Loan commitment fees—Note 2	1,971
Trustees’ fees and expenses—Note 3(d)	454
Miscellaneous	12,303
Total Expenses	1,025,499
Less—reduction in fees due to earnings credits—Note 3(c)	(79)
Net Expenses	1,025,420
Investment Income—Net	156,217
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,715,716
Net unrealized appreciation (depreciation) on investments	(23,926,025)
Net Realized and Unrealized Gain (Loss) on Investments	(17,210,309)
Net (Decrease) in Net Assets Resulting from Operations	(17,054,092)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Operations ($):
Investment income—net	156,217	404,870
Net realized gain (loss) on investments	6,715,716	18,277,590
Net unrealized appreciation
(depreciation) on investments	(23,926,025)	(331,616)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(17,054,092)	18,350,844
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(328,371)
Class I Shares	—	(21,737)
Total Dividends	—	(350,108)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	32,697,507	8,354,730
Class B Shares	—	28,799
Class C Shares	93,703	994,557
Class I Shares	520,844	1,562,568
Dividends reinvested:
Class A Shares	—	313,836
Class I Shares	—	14,756
Cost of shares redeemed:
Class A Shares	(12,977,526)	(37,716,395)
Class B Shares	(3,949,936)	(6,727,720)
Class C Shares	(4,049,794)	(9,515,429)
Class I Shares	(502,071)	(3,940,670)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	11,832,727	(46,630,968)
Total Increase (Decrease) in Net Assets	(5,221,365)	(28,630,232)
Net Assets ($):
Beginning of Period	138,958,223	167,588,455
End of Period	133,736,858	138,958,223
Undistributed investment income—net	250,751	94,534

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Capital Share Transactions:
Class Aa
Shares sold	1,700,819	466,539
Shares issued for dividends reinvested	—	16,747
Shares redeemed	(653,364)	(2,142,497)
Net Increase (Decrease) in Shares Outstanding	1,047,455	(1,659,211)
Class Ba
Shares sold	—	1,917
Shares redeemed	(217,325)	(412,049)
Net Increase (Decrease) in Shares Outstanding	(217,325)	(410,132)
Class C
Shares sold	5,094	56,242
Shares redeemed	(220,532)	(581,066)
Net Increase (Decrease) in Shares Outstanding	(215,438)	(524,824)
Class I
Shares sold	26,068	84,077
Shares issued for dividends reinvested	—	787
Shares redeemed	(25,190)	(215,088)
Net Increase (Decrease) in Shares Outstanding	878	(130,224)

a During the period ended September 30, 2011, 89,764 Class B shares representing $1,614,131 were automatically converted to 82,280 Class A shares and during the period ended March 31, 2011, 130,382 Class B shares representing $2,131,547 were automatically converted to 120,125 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2011			Year Ended March 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	20.19	17.55	11.74	18.83	23.02	24.58
Investment Operations:
Investment income (loss)—net[a]	.05	.09	.11	.10	(.01)	.03
Net realized and unrealized
gain (loss) on investments	(2.47)	2.62	5.80	(7.01)	(1.04)	(.47)
Total from
Investment Operations	(2.42)	2.71	5.91	(6.91)	(1.05)	(.44)
Distributions:
Dividends from
investment income—net	—	(.07)	(.10)	(.12)	—	—
Dividends from net realized
gain on investments	—	—	—	(.06)	(3.14)	(1.12)
Total Distributions	—	(.07)	(.10)	(.18)	(3.14)	(1.12)
Net asset value, end of period	17.77	20.19	17.55	11.74	18.83	23.02
Total Return (%)[b]	(11.99)[c]	15.45	50.45	(36.68)	(6.18)	(1.66)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.30[d]	1.34	1.34	1.27	1.19	1.14
Ratio of net expenses
to average net assets	1.30[d]	1.34	1.34	1.26	1.19	1.14
Ratio of net investment income
(loss) to average net assets	.47[d]	.53	.73	.63	(.05)	.15
Portfolio Turnover Rate	55.95[c]	90.32	125.26	114.25	130.42	186.08
Net Assets, end of period
($ x 1,000)	98,925	91,233	108,427	120,697	282,003	788,639

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2011			Year Ended March 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	18.56	16.22	10.88	17.42	21.69	23.42
Investment Operations:
Investment (loss)—net[a]	(.04)	(.06)	(.02)	(.03)	(.19)	(.14)
Net realized and unrealized
gain (loss) on investments	(2.26)	2.40	5.36	(6.45)	(.94)	(.47)
Total from
Investment Operations	(2.30)	2.34	5.34	(6.48)	(1.13)	(.61)
Distributions:
Dividends from net realized
gain on investments	—	—	—	(.06)	(3.14)	(1.12)
Net asset value, end of period	16.26	18.56	16.22	10.88	17.42	21.69
Total Return (%)[b]	(12.39)[c]	14.43	49.08	(37.20)	(6.97)	(2.50)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.18[d]	2.22	2.20	2.14	2.03	1.95
Ratio of net expenses
to average net assets	2.18[d]	2.22	2.20	2.13	2.03	1.95
Ratio of net investment (loss)
to average net assets	(.44)[d]	(.35)	(.13)	(.22)	(.90)	(.67)
Portfolio Turnover Rate	55.95[c]	90.32	125.26	114.25	130.42	186.08
Net Assets, end of period
($ x 1,000)	5,906	10,771	16,065	15,720	37,176	64,606

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

16

Six Months Ended
September 30, 2011			Year Ended March 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	18.69	16.31	10.93	17.49	21.75	23.47
Investment Operations:
Investment (loss)—net[a]	(.03)	(.03)	(.01)	(.03)	(.18)	(.14)
Net realized and unrealized
gain (loss) on investments	(2.27)	2.41	5.39	(6.47)	(.94)	(.46)
Total from
Investment Operations	(2.30)	2.38	5.38	(6.50)	(1.12)	(.60)
Distributions:
Dividends from net realized
gain on investments	—	—	—	(.06)	(3.14)	(1.12)
Net asset value, end of period	16.39	18.69	16.31	10.93	17.49	21.75
Total Return (%)[b]	(12.31)[c]	14.59	49.22	(37.17)	(6.94)	(2.41)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.04[d]	2.08	2.10	2.08	1.96	1.92
Ratio of net expenses
to average net assets	2.04[d]	2.08	2.10	2.07	1.96	1.92
Ratio of net investment (loss)
to average net assets	(.30)[d]	(.21)	(.04)	(.17)	(.83)	(.64)
Portfolio Turnover Rate	55.95[c]	90.32	125.26	114.25	130.42	186.08
Net Assets, end of period
($ x 1,000)	26,455	34,191	38,401	34,759	87,532	185,538

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2011			Year Ended March 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008[a]	2007
Per Share Data ($):
Net asset value,
beginning of period	20.23	17.59	11.79	19.00	23.12	24.60
Investment Operations:
Investment income—net[b]	.07	.15	.19	.15	.07	.11
Net realized and unrealized
gain (loss) on investments	(2.47)	2.63	5.77	(7.13)	(1.05)	(.47)
Total from
Investment Operations	(2.40)	2.78	5.96	(6.98)	(.98)	(.36)
Distributions:
Dividends from
investment income—net	—	(.14)	(.16)	(.17)	—	—
Dividends from net realized
gain on investments	—	—	—	(.06)	(3.14)	(1.12)
Total Distributions	—	(.14)	(.16)	(.23)	(3.14)	(1.12)
Net asset value, end of period	17.83	20.23	17.59	11.79	19.00	23.12
Total Return (%)	(11.86)[c]	15.85	50.69	(36.76)	(5.83)	(1.33)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08[d]	1.01	.97	.84	.84	.81
Ratio of net expenses
to average net assets	1.08[d]	1.01	.97	.83	.84	.81
Ratio of net investment income
to average net assets	.68[d]	.86	1.22	.83	.31	.47
Portfolio Turnover Rate	55.95[c]	90.32	125.26	114.25	130.42	186.08
Net Assets, end of period
($ x 1,000)	2,451	2,764	4,695	618	29,622	44,073

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Alpha Growth Fund (the “fund”) is a separate non-diversified series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ties and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	133,755,983	—	—	133,755,983
Mutual Funds	7,907,490	—	—	7,907,490

† See Statement of Investments for additional detailed categorizations.

22

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2011, The Bank of New York Mellon earned $1,598 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended September 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	3/31/2011	($)	Purchases ($)	Sales ($)	9/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,135,000		29,917,000	30,893,000	159,000.1
Dreyfus
Institutional
Cash
Advantage
Fund†	4,347,204		65,116,658	61,715,372	7,748,490		5.8
Total	5,482,204		95,033,658	92,608,372	7,907,490		5.9

† On June 7, 2011, Dreyfus Institutional Cash Advantage Plus Fund was acquired by Dreyfus
Institutional Cash Advantage Fund, resulting in a transfer of shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized

24

capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $103,138,458 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2011. If not applied, $41,627,392 of the carryover expires in fiscal 2017 and $61,511,066 expires in fiscal 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2011 was as follows: ordinary income $350,108. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended September 30, 2011, the Distributor retained $718 from commissions earned on sales of the fund’s Class A shares and $4,552 and $1,164 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended September 30, 2011, Class B and Class C shares were charged $32,367 and $118,243, respectively, pursuant to the Plan.

26

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2011, Class A, Class B and Class C shares were charged $113,557, $10,789 and $39,414, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2011, the fund was charged $27,846 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2011, the fund was charged $4,270 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $79.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2011, the fund was charged $5,401 pursuant to the custody agreement.

During the period ended September 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $84,943, Rule 12b-1 distribution plan fees $21,071, shareholder services plan fees $27,790, custodian fees $4,643, chief compliance officer fees $3,750 and transfer agency per account fees $10,991.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2011, amounted to $88,206,123 and $75,056,486, respectively.

At September 30, 2011, accumulated net unrealized depreciation on investments was $5,203,586, consisting of $7,829,151 gross unrealized appreciation and $13,032,737 gross unrealized depreciation.

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

NOTE 5—Subsequent Event Evaluation:

On April 7, 2011, the Board ofTrustees approved the merger of the fund into Dreyfus Research Growth Fund, Inc.The merger is subject to the approval of the shareholders of the fund at a meeting to be held on December 9, 2011. If approved, the merger is anticipated to occur on or about January 12, 2012. On the date of the merger, which is a tax-free reorganization, the fund would exchange all of its assets at net asset value, subject to liabilities, for an equivalent value of Corresponding Class A, C or I shares of Dreyfus Research Growth Fund, Inc. Class B shareholders of the fund will receive Class A shares of Dreyfus Research Growth Fund, Inc. Those shares then will be distributed pro rata to shareholders of the fund so that each shareholder receives a number of shares of Dreyfus Research Growth Fund, Inc. equal to the aggregate net asset value of the shareholder’s fund shares.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on September 20, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the“Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

30

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. Management informed the Board members that Lipper, Inc. (“Lipper”), an independent provider of investment company data, had reclassified the fund from the multi-cap growth category to the multi-cap core category.The Board members reviewed reports prepared by Lipper, which included information comparing (1) the fund’s performance with the performance of two groups of comparable funds, representing the old and new categories (each, a “Performance Group”), and with two broader groups of funds (each, a “Performance Universe”), all for various periods ended July 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of two groups of comparable funds (each, an “Expense Group”) and with two broader groups of funds (each, an “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of July 31, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select Performance Groups, Performance Universes, Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians (selected in respect of the new category) for all periods, except the five-year period when it was below the Performance Universe median.The Board members also noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians selected in respect of the old category for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds in respect of the two categories and discussed the results of the comparisons.They noted that, in respect of the new category, the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians. The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds in respect of the old category and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group and above the Expense Universe medians and the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and

32

the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that the continuation of the Agreement for the remainder of its annual effective term, which is through March 31, 2012, was in the best interests of the fund and its shareholders.

34

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2011 MBSC Securities Corporation

Dreyfus

Research Core Fund

SEMIANNUAL REPORT September 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus
Research Core Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus Research Core Fund covers the six-month period from April 1, 2011, through September 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors generally were encouraged by expectations of a more robust economic recovery through the first quarter of 2011, but investor sentiment deteriorated sharply during the reporting period due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt. Stocks proved sensitive to macroeconomic concerns in this challenging environment, often regardless of more promising company fundamentals, and most U.S. equity market indices posted negative absolute returns for the reporting period.

The economic outlook currently is clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. Inflationary pressures appear to be waning in most countries as energy prices recently have retreated from their highs. In the United States, the Federal Reserve Board has signaled its intention to maintain an aggressively accommodative monetary policy, which may help offset the financial stresses caused by deleveraging in the private sector and fiscal consolidation by governments in the United States and Europe. To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 17, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2011, through September 30, 2011, as provided by Elizabeth Slover, David M. Sealy and Barry K. Mills, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2011, Dreyfus Research Core Fund’s Class A shares produced a total return of –18.43%, Class B shares returned –18.89%, Class C shares returned –18.71% and Class I shares returned –18.28%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of –13.79% for the same period.2

Stocks declined sharply amid heightened volatility over the reporting period as several macroeconomic developments took their toll on investor sentiment.The fund produced lower returns than its benchmark, mainly because the fund’s research-intensive process suffered in a market environment in which investors responded more to negative headlines than business fundamentals.

The Fund’s Investment Approach

The fund seeks to provide investment results that exceed the total return of the S&P 500 Index. To pursue its goal, the fund normally invests at least 80% of its net assets in common stocks.The fund may invest up to 25% of its assets in foreign securities.

The fund invests in stocks selected by a team of core research analysts, each responsible for investments in his or her area of expertise. As the fund’s portfolio managers, these analysts utilize a fundamental, bottom-up research process to identify investments. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.The analysts, under the direction of the core research team’s director, determine the fund’s allocations among market sectors.

Deteriorating Sentiment Sparked Heightened Volatility

Although encouraging upturns in economic data and corporate earnings helped support rising stock prices over the first several weeks of

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the reporting period, investor sentiment began to deteriorate in late April when Greece appeared headed for default on its sovereign debt, global economic data proved disappointing and a contentious debate regarding U.S. government spending and borrowing intensified. In addition, inflation-fighting efforts in China threatened to derail one of the primary engines of global growth.

Stocks suffered heightened volatility in this environment as newly risk-averse investors shifted their focus away from more economically sensitive market sectors and toward industry groups that historically have held up well under uncertain economic conditions. Market turbulence proved particularly severe in August and September as investors increasingly disregarded underlying company fundamentals in favor of reacting to each new headline and release of economic data.

Fundamentals-Driven Approach Fell Out of Favor

The fund’s research-intensive investment process proved relatively ineffective under these turbulent market conditions. Rather than focusing on the longer-term business prospects of individual companies, investors shortened their time horizons, reacting to current economic news and quarterly earnings reports. As a result, companies that fell short of analysts’ near term expectations were punished regardless of their longer-term strengths.

The fund fared particularly poorly in the industrials sectors, where machinery companies that had gained substantial value in late 2010 reversed course as economic conditions worsened. Machinery producers such as Caterpillar,Ingersoll-Rand, Eaton and Cummins ranked among the fund’s weaker holdings during the reporting period. In the health care sector, drug developer Warner Chilcott announced lower-than-expected sales due to generic competition for the company’s top-selling product. Pharmacy benefit manager Express Scripts struggled with lower prescription volumes and the effects of a contract dispute with a major pharmacy chain. Results from the materials sector were undermined by falling commodity prices, which hurt industry giant Freeport McMoRan Copper & Gold and iron ore producer Cliff’s Natural Resources.

The fund achieved better relative results from some of its individual holdings. For example, electronics innovator Apple continued to

4

advance on the strength of its popular iPhone smartphone and iPad tablet computer. Internet retailer Amazon.com benefited from growth in its e-commerce and “cloud” storage businesses.Alexion Pharmaceuticals gained value in anticipation of new uses for its medicine for a chronic blood disease.

Focused on Fundamentals, One Company at a Time

We expect economic headwinds to persist and equity markets to stay volatile, suggesting that investors may continue to respond primarily to macroeconomic developments over the near term. Still, we remain committed to our fundamentals-based, bottom-up investment process, which we believe will remain effective over the longer term. Indeed, it is worth noting that, historically, companies that can grow faster than average have become scarcer, and therefore more valuable, during economic downturns. Our security selection process has identified growing businesses in most market sectors that, in our judgment, position the fund to participate in a market rebound when investors refocus on underlying business fundamentals.

October 17, 2011

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through August 1, 2011, at which point it was terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — The index reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.The index does not take into account fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Core Fund from April 1, 2011 to September 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$6.04	$10.19	$9.38	$4.27
Ending value (after expenses)	$815.70	$811.10	$812.90	$817.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$6.71	$11.33	$10.43	$4.75
Ending value (after expenses)	$1,018.35	$1,013.75	$1,014.65	$1,020.30

† Expenses are equal to the fund’s annualized expense ratio of 1.33% for Class A, 2.25% for Class B, 2.07% for
Class C and .94% for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

September 30, 2011 (Unaudited)

Common Stocks—99.0%	Shares	Value ($)
Consumer Discretionary—14.2%
Amazon.com	25,310[a]	5,472,781
Bed Bath & Beyond	19,420[a]	1,112,960
Carnival	47,500	1,439,250
Dick’s Sporting Goods	27,320[a]	914,127
DIRECTV, Cl. A	51,630[a]	2,181,368
Electronic Arts	66,930[a]	1,368,719
Johnson Controls	46,550	1,227,524
Limited Brands	55,650	2,143,082
Macy’s	90,590	2,384,329
Newell Rubbermaid	105,110	1,247,656
Nordstrom	38,280[b]	1,748,630
Omnicom Group	26,770[b]	986,207
Priceline.com	5,030[a]	2,260,784
PVH	18,950	1,103,648
Under Armour, Cl. A	16,460[a,b]	1,093,109
Viacom, Cl. B	45,910	1,778,553
		28,462,727
Consumer Staples—10.4%
Coca-Cola Enterprises	52,120	1,296,746
ConAgra Foods	85,130	2,061,849
Dr. Pepper Snapple Group	53,290	2,066,586
Energizer Holdings	28,880[a]	1,918,787
Kraft Foods, Cl. A	73,620	2,472,160
PepsiCo	58,940	3,648,386
Procter & Gamble	94,730	5,985,041
Whole Foods Market	23,310	1,522,376
		20,971,931
Energy—11.3%
Cameron International	27,960[a]	1,161,458
Chevron	66,910	6,190,513
ENSCO, ADR	45,800	1,851,694
EQT	40,940	2,184,558
Halliburton	54,230	1,655,100
Occidental Petroleum	35,580	2,543,970
Range Resources	37,390	2,185,819

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Schlumberger	57,390	3,427,905
Southwestern Energy	42,330[a]	1,410,859
		22,611,876
Financial—8.7%
Ameriprise Financial	47,240	1,859,366
Charles Schwab	110,170[b]	1,241,616
Comerica	74,720	1,716,318
Discover Financial Services	172,860	3,965,408
Prudential Financial	41,100	1,925,946
Unum Group	83,950	1,759,592
Wells Fargo & Co.	202,940	4,894,913
		17,363,159
Health Care—13.7%
Agilent Technologies	35,410[a]	1,106,562
Alexion Pharmaceuticals	25,740[a]	1,648,904
Allergan	19,770	1,628,653
Baxter International	40,310[b]	2,263,003
Biogen Idec	17,760[a]	1,654,344
Bristol-Myers Squibb	34,780	1,091,396
Covidien	30,720	1,354,752
Johnson & Johnson	67,400	4,294,054
Laboratory Corp. of America Holdings	16,380[a,b]	1,294,839
McKesson	31,340	2,278,418
Omnicare	75,500	1,919,965
Pfizer	245,500	4,340,440
St. Jude Medical	27,670	1,001,377
Vertex Pharmaceuticals	33,560[a]	1,494,762
		27,371,469
Industrial—9.1%
Caterpillar	64,180	4,739,051
Cooper Industries	57,450	2,649,594
Cummins	31,020	2,533,093
Danaher	73,460	3,080,912
Dover	53,270	2,482,382

8

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Eaton	78,350	2,781,425
		18,266,457
Information Technology—23.7%
Apple	26,980[a]	10,284,236
Cree	48,220[a,b]	1,252,756
Cypress Semiconductor	66,960[a]	1,002,391
EMC	122,980[a]	2,581,350
Google, Cl. A	9,370[a]	4,819,741
International Business Machines	32,550	5,697,227
Intuit	29,800	1,413,712
MasterCard, Cl. A	5,230	1,658,747
NetApp	39,830[a]	1,351,830
Oracle	116,510	3,348,497
Paychex	59,530	1,569,806
PPL	43,500	1,241,490
QUALCOMM	126,600	6,156,558
Riverbed Technology	61,110[a]	1,219,756
SanDisk	42,930[a]	1,732,226
Teradata	40,890[a]	2,188,842
		47,519,165
Materials—5.8%
Air Products & Chemicals	31,550	2,409,474
Cliffs Natural Resources	26,780	1,370,333
Eastman Chemical	21,690	1,486,416
Freeport-McMoRan Copper & Gold	72,440	2,205,798
Monsanto	29,450	1,768,178
Precision Castparts	15,650	2,432,949
		11,673,148
Utilities—2.1%
American Electric Power	46,570	1,770,591
NextEra Energy	44,190	2,387,144
		4,157,735
Total Common Stocks
(cost $197,643,982)		198,397,667

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,197,000)	2,197,000[c]	2,197,000

Investment of Cash Collateral
for Securities Loaned—3.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,080,846)	6,080,846[c]	6,080,846

Total Investments (cost $205,921,828)	103.1%	206,675,513
Liabilities, Less Cash and Receivables	(3.1%)	(6,337,599)
Net Assets	100.0%	200,337,914

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At September 30, 2011, the value of the fund’s securities on loan was
$5,793,409 and the value of the collateral held by the fund was $6,080,846.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Information Technology	23.7	Financial	8.7
Consumer Discretionary	14.2	Materials	5.8
Health Care	13.7	Money Market Investments	4.1
Energy	11.3	Utilities	2.1
Consumer Staples	10.4
Industrial	9.1		103.1

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,793,409)—Note 1(b):
Unaffiliated issuers			197,643,982	198,397,667
Affiliated issuers			8,277,846	8,277,846
Receivable for investment securities sold				957,134
Dividends and securities lending income receivable				202,272
Receivable for shares of Beneficial Interest subscribed				6,349
Prepaid expenses and other assets				51,044
				207,892,312
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				286,514
Cash overdraft due to Custodian				66,581
Liability for securities on loan—Note 1(b)				6,080,846
Payable for investment securities purchased				727,015
Payable for shares of Beneficial Interest redeemed				172,306
Accrued expenses				221,136
				7,554,398
Net Assets ($)				200,337,914
Composition of Net Assets ($):
Paid-in capital				511,043,624
Accumulated undistributed investment income—net				532,224
Accumulated net realized gain (loss) on investments				(311,991,619)
Accumulated net unrealized appreciation
(depreciation) on investments				753,685
Net Assets ($)				200,337,914

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	144,156,910	2,475,267	50,054,616	3,651,121
Shares Outstanding	6,383,920	120,599	2,431,273	150,978
Net Asset Value Per Share ($)	22.58	20.52	20.59	24.18

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,101,463
Affiliated issuers	1,146
Income from securities lending—Note 1(b)	4,357
Total Income	2,106,966
Expenses:
Management fee—Note 3(a)	868,802
Shareholder servicing costs—Note 3(c)	698,765
Distribution fees—Note 3(b)	245,383
Professional fees	34,436
Registration fees	27,978
Prospectus and shareholders’ reports	25,387
Custodian fees—Note 3(c)	14,751
Trustees’ fees and expenses—Note 3(d)	9,833
Loan commitment fees—Note 2	2,948
Miscellaneous	17,786
Total Expenses	1,946,069
Less—reduction in management fee due to undertaking—Note 3(a)	(62,052)
Less—reduction in fees due to earnings credits—Note 3(c)	(326)
Net Expenses	1,883,691
Investment Income—Net	223,275
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(5,129,012)
Net unrealized appreciation (depreciation) on investments	(42,052,528)
Net Realized and Unrealized Gain (Loss) on Investments	(47,181,540)
Net (Decrease) in Net Assets Resulting from Operations	(46,958,265)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Operations ($):
Investment income—net	223,275	336,449
Net realized gain (loss) on investments	(5,129,012)	9,306,876
Net unrealized appreciation
(depreciation) on investments	(42,052,528)	22,569,615
Net Increase (Decrease) in Net Assets
Resulting from Operations	(46,958,265)	32,212,940
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,830,471	8,443,324
Class B Shares	—	19,556
Class C Shares	245,522	1,075,726
Class I Shares	237,572	182,473
Cost of shares redeemed:
Class A Shares	(22,618,658)	(58,488,539)
Class B Shares	(2,391,347)	(7,657,062)
Class C Shares	(7,116,343)	(19,045,974)
Class I Shares	(481,241)	(877,500)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(29,294,024)	(76,347,996)
Total Increase (Decrease) in Net Assets	(76,252,289)	(44,135,056)
Net Assets ($):
Beginning of Period	276,590,203	320,725,259
End of Period	200,337,914	276,590,203
Undistributed investment income—net	532,224	308,949

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Capital Share Transactions:
Class Aa
Shares sold	105,900	347,085
Shares redeemed	(858,720)	(2,410,017)
Net Increase (Decrease) in Shares Outstanding	(752,820)	(2,062,932)
Class Ba
Shares sold	—	780
Shares redeemed	(98,211)	(342,901)
Net Increase (Decrease) in Shares Outstanding	(98,211)	(342,121)
Class C
Shares sold	9,985	47,629
Shares redeemed	(291,638)	(851,213)
Net Increase (Decrease) in Shares Outstanding	(281,653)	(803,584)
Class I
Shares sold	8,076	6,921
Shares redeemed	(17,550)	(34,480)
Net Increase (Decrease) in Shares Outstanding	(9,474)	(27,559)

a During the period ended September 30, 2011, 59,202 Class B shares representing $1,436,535 were automatically converted to 53,989 Class A shares and during the period ended March 31, 2011, 179,028 Class B shares representing $3,982,587 were automatically converted to 164,234 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2011			Year Ended March 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	27.68	24.38	17.66	28.79	32.75	30.78
Investment Operations:
Investment income (loss)—net[a]	.05	.08	.03	.06	(.13)	(.10)
Net realized and unrealized
gain (loss) on investments	(5.15)	3.22	6.69[b]	(11.19)	(3.83)	2.07
Total from
Investment Operations	(5.10)	3.30	6.72	(11.13)	(3.96)	1.97
Net asset value, end of period	22.58	27.68	24.38	17.66	28.79	32.75
Total Return (%)[c]	(18.43)[d]	13.54	38.05	(38.66)	(12.09)	6.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.38[e]	1.41	1.56	1.47	1.28	1.25
Ratio of net expenses
to average net assets	1.33[e]	1.29	1.53	1.36	1.23	1.24
Ratio of net investment income
(loss) to average net assets	.37[e]	.32	.13	.24	(.39)	(.31)
Portfolio Turnover Rate	51.18[d]	101.31	70.59	61.37	132.79	123.41
Net Assets, end of period
($ x 1,000)	144,157	197,576	224,245	188,585	143,729	102,515

a Based on average shares outstanding at each month end.
b Amount includes litigation proceeds received by the fund amounting to $.30 per share for the year ended
March 31, 2010.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2011			Year Ended March 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	25.30	22.41	16.36	26.94	30.90	29.28
Investment Operations:
Investment (loss)—net[a]	(.07)	(.08)	(.12)	(.18)	(.38)	(.35)
Net realized and unrealized
gain (loss) on investments	(4.71)	2.97	6.17[b]	(10.40)	(3.58)	1.97
Total from
Investment Operations	(4.78)	2.89	6.05	(10.58)	(3.96)	1.62
Net asset value, end of period	20.52	25.30	22.41	16.36	26.94	30.90
Total Return (%)[c]	(18.89)[d]	12.90	36.98	(39.27)	(12.84)	5.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.77[e]	2.52	2.39	2.31	2.11	2.10
Ratio of net expenses
to average net assets	2.25[e]	1.94	2.35	2.20	2.06	2.09
Ratio of net investment (loss)
to average net assets	(.57)[e]	(.37)	(.66)	(.79)	(1.23)	(1.21)
Portfolio Turnover Rate	51.18[d]	101.31	70.59	61.37	132.79	123.41
Net Assets, end of period
($ x 1,000)	2,475	5,535	12,572	34,919	141,979	269,747

a Based on average shares outstanding at each month end.
b Amount includes litigation proceeds received by the fund amounting to $.30 per share for the year ended
March 31, 2010.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

16

Six Months Ended
September 30, 2011			Year Ended March 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	25.33	22.47	16.39	26.95	30.89	29.26
Investment Operations:
Investment (loss)—net[a]	(.04)	(.09)	(.11)	(.15)	(.36)	(.34)
Net realized and unrealized
gain (loss) on investments	(4.70)	2.95	6.19[b]	(10.41)	(3.58)	1.97
Total from
Investment Operations	(4.74)	2.86	6.08	(10.56)	(3.94)	1.63
Net asset value, end of period	20.59	25.33	22.47	16.39	26.95	30.89
Total Return (%)[c]	(18.71)[d]	12.73	37.10	(39.18)	(12.76)	5.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.09[e]	2.14	2.24	2.23	2.05	2.07
Ratio of net expenses
to average net assets	2.07[e]	2.03	2.20	2.12	2.00	2.06
Ratio of net investment (loss)
to average net assets	(.37)[e]	(.42)	(.54)	(.65)	(1.17)	(1.18)
Portfolio Turnover Rate	51.18[d]	101.31	70.59	61.37	132.79	123.41
Net Assets, end of period
($ x 1,000)	50,055	68,731	79,024	73,655	158,580	222,114

a Based on average shares outstanding at each month end.
b Amount includes litigation proceeds received by the fund amounting to $.30 per share for the year ended
March 31, 2010.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2011			Year Ended March 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008[a]	2007
Per Share Data ($):
Net asset value,
beginning of period	29.59	25.97	18.74	30.42	34.48	32.30
Investment Operations:
Investment income (loss)—net[b]	.11	.16	.12	.12	(.01)	(.01)
Net realized and unrealized
gain (loss) on investments	(5.52)	3.46	7.11[c]	(11.80)	(4.05)	2.19
Total from
Investment Operations	(5.41)	3.62	7.23	(11.68)	(4.06)	2.18
Net asset value, end of period	24.18	29.59	25.97	18.74	30.42	34.48
Total Return (%)	(18.28)[d]	13.94	38.58	(38.40)	(11.78)	6.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[e]	1.00	1.15	.96	.92	.93
Ratio of net expenses
to average net assets	.94[e]	.98	1.12	.85	.87	.93
Ratio of net investment income
(loss) to average net assets	.76[e]	.63	.54	.44	(.03)	(.05)
Portfolio Turnover Rate	51.18[d]	101.31	70.59	61.37	132.79	123.41
Net Assets, end of period
($ x 1,000)	3,651	4,748	4,883	3,917	125,761	151,892

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Amount includes litigation proceeds received by the fund amounting to $.30 per share for the year ended
March 31, 2010.
d Not annualized.
e Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Research Core Fund (the “fund”) is a separate non-diversified series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor’s 500 Composite Stock Price Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	196,545,973	—	—	196,545,973
Equity Securities—
Foreign†	1,851,694	—	—	1,851,694
Mutual Funds	8,277,846	—	—	8,277,846

† See Statement of Investments for additional detailed categorizations.

22

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2011,The Bank of New York Mellon earned $1,867 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended September 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	3/31/2011	($)	Purchases ($)	Sales ($)	9/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	5,400,000		36,304,000	39,507,000	2,197,000		1.1
Dreyfus
Institutional
Cash
Advantage
Fund+	2,918,932		68,238,180	65,076,266	6,080,846		3.0
Total	8,318,932		104,542,180	104,583,266	8,277,846		4.1

† On June 7, 2011, Dreyfus Institutional Cash Advantage Plus Fund was acquired by Dreyfus
Institutional Cash Advantage Fund, resulting in a transfer of shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of

24

the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $305,865,443 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2011. If not applied, $124,869,671 of the carryover expires in fiscal 2012, $90,369,546 expires in fiscal 2017 and $90,626,226 expires in fiscal 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until August 1, 2011, so that the total annual fund operating expenses (less fee waiver and/or expense reimbursement) of Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.30%, 2.05%, 2.05%, and 1.05% of the value of the respective class’ shares average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $62,052 during the period ended September 30, 2011.

During the period ended September 30, 2011, the Distributor retained $1,438 from commissions earned on sales of the fund’s Class A shares and $2,157 and $1,241 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the

26

average daily net assets of Class B and Class C shares. During the period ended September 30, 2011, Class B and Class C shares were charged $14,918 and $230,465, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2011, Class A, Class B and Class C shares were charged $222,864, $4,972 and $76,822, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2011, the fund was charged $175,660 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2011, the fund was charged $17,513 pursuant to

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $326.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2011, the fund was charged $14,751 pursuant to the custody agreement.

During the period ended September 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $121,768, Rule 12b-1 distribution plan fees $34,293, shareholder services plan fees $42,686, custodian fees $10,274, chief compliance officer fees $3,750 and transfer agency per account fees $73,743.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2011, amounted to $126,807,478 and $156,193,607, respectively.

At September 30, 2011, accumulated net unrealized appreciation on investments was $753,685, consisting of $17,678,398 gross unrealized appreciation and $16,924,713 gross unrealized depreciation.

28

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On April 7, 2011, the Board of Trustees approved the merger of the fund into Dreyfus Research Growth Fund, Inc.The merger is subject to the approval of the shareholders of the fund at a meeting to be held on December 9, 2011. If approved, the merger is anticipated to occur on or about January 11, 2012. On the date of the merger, which is a tax-free reorganization, the fund would exchange all of its assets at net asset value, subject to liabilities, for an equivalent value of corresponding Class A, C or I shares of Dreyfus Research Growth Fund, Inc. Class B shareholders of the fund will receive Class A shares of Dreyfus Research Growth Fund, Inc.Those shares then will be distributed pro rata to shareholders of the fund so that each shareholder receives a number of shares of Dreyfus Research Growth Fund, Inc. equal to the aggregate net asset value of the shareholder’s fund shares.

The Fund 29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2011 MBSC Securities Corporation

Dreyfus

MidCap Core Fund

SEMIANNUAL REPORT September 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus
MidCap Core Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus MidCap Core Fund covers the six-month period from April 1, 2011, through September 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors generally were encouraged by expectations of a more robust economic recovery through the first quarter of 2011, but investor sentiment deteriorated sharply during the reporting period due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt. Stocks proved sensitive to macroeconomic concerns in this challenging environment, often regardless of more promising company fundamentals, and most U.S. equity market indices posted negative absolute returns for the reporting period.

The economic outlook currently is clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. Inflationary pressures appear to be waning in most countries as energy prices recently have retreated from their highs. In the United States, the Federal Reserve Board has signaled its intention to maintain an aggressively accommodative monetary policy, which may help offset the financial stresses caused by deleveraging in the private sector and fiscal consolidation by governments in the United States and Europe.To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 17, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2011, through September 30, 2011, as provided by Warren Chiang, C. Wesley Boggs, Jocelin Reed, Ronald Gala, Langton Garvin and Patrick Slattery, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2011, Dreyfus MidCap Core Fund’s Class A shares produced a total return of –22.37%, Class B shares returned –22.61%, Class C shares returned –22.67% and Class I shares returned –22.25%.1,2 In comparison, the fund’s benchmark, the S&P MidCap 400 Index, produced a total return of –20.47% for the same period.3,4 Stocks declined sharply amid heightened volatility over the reporting period as several macroeconomic developments took their toll on investor sentiment.The fund produced lower returns than its benchmark, mainly due to shortfalls in the information technology, energy and financials sectors.

Effective November 1, 2011, the fund’s name was changed from Dreyfus S&P STARS Opportunities Fund to Dreyfus MidCap Core Fund, and changes to the fund’s investment strategy were implemented as described below.

The Fund’s Investment Approach

Until October 31, the fund’s goal of seeking long-term capital appreciation was implemented by investing at least 80% of its net assets in securities that were ranked at the time of purchase by Standard & Poor’s (S&P) analysts according to the Standard & Poor’s STock Appreciation Ranking System (or STARS). S&P’s research staff analyzed and ranked the stocks of approximately 1,500 issuers. The portfolio managers principally used STARS to identify stocks in the highest two categories (four and five STARS) for purchase.

Effective November 1, to pursue its goal the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in midcap stocks.The fund will invest in companies included in the S&P MidCap 400 Index or the Russell Midcap Index at the time of purchase. The fund’s portfolio managers will apply a systematic, quantitative investment approach designed to identify and exploit pricing inefficiencies among mid-cap stocks in the U.S. stock market.The portfolio mangers will use a proprietary valuation model that identifies and ranks stocks based on a long-term relative valuation model, an Earnings Sustainability model, and a set of Behavioral Factors.The portfolio managers will seek

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the S&P MidCap 400 Index.The fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

Deteriorating Sentiment Sparked Heightened Volatility

Although encouraging upturns in economic data and corporate earnings helped support stock prices over the first several weeks of the reporting period, investor sentiment deteriorated in late April when Greece appeared headed for default on its sovereign debt, global economic data proved disappointing and a contentious debate regarding U.S. government spending and borrowing intensified.

Stocks suffered heightened volatility in this environment as newly risk-averse investors shifted their focus away from more economically sensitive market sectors and toward industry groups that historically have held up well under uncertain economic conditions. Market turbulence proved particularly severe in August and September as investors increasingly disregarded underlying company fundamentals in favor of reacting to each new headline and release of economic data.

Investors Overlooked Valuation and Behavioral Factors

The fund’s quantitative investment process proved relatively ineffective under these turbulent market conditions. Rather than focusing on the longer-term business prospects of individual companies, investors shortened their time horizons, reacting to current economic news and quarterly earnings reports. Investors particularly disregarded the valuation and behavioral factors considered by our models, while quality factors proved more predictive of stock price movements.

The fund fared particularly poorly in the information technology sector, where consulting services provider Computer Sciences and online marketing services company VistaPrint fell sharply after reducing their earnings guidance to analysts. Utility metering solutions provider Itron suffered due to intensifying competitive pressures and a slowdown in orders, particularly in Europe.The energy sector undermined the fund’s relative performance to a less substantial degree, as Arch Coal was hurt by lower commodity prices and flooding in its Midwestern U.S. mines, and oil-and-gas driller Helmerich & Payne saw its profit margins eroded by lower commodity prices. Finally, the fund’s results in the financials sector were dampened by weakness in the U.S. banking industry, which hurt fund holding Comerica.

The fund achieved better relative performance in the industrials sector, where solid waste services company Waste Connections posted robust revenue growth and solidly positive cash flows. Industrial supplies seller

4

W.W. Grainger reported better-than-expected earnings due to solid execution of its business plan.Among consumer discretionary companies, auto parts seller O’Reilly Automotive gained value when consumers postponed purchases of new vehicles and the company established a share repurchase program. In the consumer staples sector, household products maker Church & Dwight benefited as investors turned to traditionally defensive companies with a track record of consistent earnings and cash flows.The fund’s results in the health care sector were buoyed by Watson Pharmaceuticals, which scored higher sales of generic drugs.

Seeking Opportunities in a Turbulent Market

We expect economic headwinds to persist and equity markets to stay volatile, suggesting that investors may continue to respond primarily to macroeconomic developments over the near term. Still, we remain committed to our quantitative investment process, which we believe will remain effective over the longer term. Our security selection process has identified opportunities in most market sectors, and, in our judgment, the fund is positioned to participate in a market rebound when investors refocus on underlying business fundamentals.

October 17, 2011

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

S&P STARS rankings are subjective determinations of S&P analysts and may not accurately assess the investment prospects of a security.The past performance of S&P ranked stocks is not predictive of future fund performance.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through August 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.
3 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market.
4 “Standard & Poor’s®,”“S&P®,”“S&P MidCap 400®” and “STARS®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard &
Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus MidCap Core Fund from April 1, 2011 to September 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$5.77	$9.09	$9.09	$4.67
Ending value (after expenses)	$776.30	$773.90	$773.30	$777.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$6.56	$10.33	$10.33	$5.30
Ending value (after expenses)	$1,018.50	$1,014.75	$1,014.75	$1,019.75

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class B, 2.05% for
Class C, and 1.05% for Class I, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

September 30, 2011 (Unaudited)

Common Stocks—100.7%	Shares	Value ($)
Consumer Discretionary—12.6%
Advance Auto Parts	18,300	1,063,230
American Greetings, Cl. A	120,132	2,222,442
Bob Evans Farms	5,600	159,712
Dillard’s, Cl. A	32,800	1,426,144
GameStop, Cl. A	35,400[a]	817,740
Meredith	7,400	167,536
O’Reilly Automotive	41,700[a]	2,778,471
Scholastic	3,800	106,514
TRW Automotive Holdings	30,200[a]	988,446
Warnaco Group	22,200[a]	1,023,198
Wynn Resorts	18,300	2,105,964
		12,859,397
Consumer Staples—8.4%
Church & Dwight	75,900	3,354,780
Constellation Brands, Cl. A	142,700[a]	2,568,600
Lorillard	4,700	520,290
Tyson Foods, Cl. A	97,400	1,690,864
Walgreen	12,000	394,680
		8,529,214
Energy—7.4%
Denbury Resources	43,800[a]	503,700
Helmerich & Payne	39,000	1,583,400
HollyFrontier	89,000	2,333,580
Marathon Oil	6,300	135,954
Plains Exploration & Production	44,800[a]	1,017,408
Valero Energy	111,900	1,989,582
		7,563,624
Financial—15.6%
Apartment Investment &
Management, Cl. A	17,000[b]	376,040
Bank of Hawaii	34,100	1,241,240
Comerica	77,600	1,782,472

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Commonwealth REIT	36,800[b]	698,096
Federal Realty Investment Trust	5,100[b]	420,291
Huntington Bancshares	463,200	2,223,360
KeyCorp	356,800	2,115,824
Lazard, Cl. A	11,900	251,090
Mack-Cali Realty	8,900[b]	238,075
Rayonier	80,850[b]	2,974,472
Reinsurance Group of America	59,300	2,724,835
Weyerhaeuser	56,000[b]	870,800
		15,916,595
Health Care—14.2%
Agilent Technologies	14,000[a]	437,500
Cooper	33,700	2,667,355
Covance	49,100[a]	2,231,595
Life Technologies	29,200[a]	1,122,156
PerkinElmer	109,500	2,103,495
Resmed	100,300[a]	2,887,637
Varian Medical Systems	29,100[a]	1,517,856
Watson Pharmaceuticals	12,800[a]	873,600
WellCare Health Plans	17,100[a]	649,458
		14,490,652
Industrial—14.5%
AGCO	54,400[a]	1,880,608
Alaska Air Group	50,500[a]	2,842,645
JB Hunt Transport Services	38,000	1,372,560
Landstar System	33,300	1,317,348
Toro	49,700	2,448,719
URS	76,900[a]	2,280,854
Waste Connections	78,350	2,649,797
		14,792,531

8

Common Stocks (continued)	Shares	Value ($)
Information Technology—12.7%
Arrow Electronics	89,100[a]	2,475,198
Computer Sciences	72,600	1,949,310
Fairchild Semiconductor
International	87,900[a]	949,320
Itron	41,900[a]	1,236,050
Lender Processing Services	12,400	169,756
Microsoft	16,500	410,685
Plantronics	87,800	2,497,910
ValueClick	34,100[a]	530,596
Vishay Intertechnology	66,000[a]	551,760
VistaPrint	50,700[a]	1,370,421
WebMD Health	28,340[a]	854,451
		12,995,457
Materials—10.0%
Domtar	34,400	2,345,048
Eastman Chemical	8,000	548,240
Minerals Technologies	36,600	1,803,282
Olin	45,900	826,659
Sealed Air	19,400	323,980
Sensient Technologies	51,100	1,663,305
Westlake Chemical	52,800	1,809,984
Worthington Industries	63,500	887,095
		10,207,593
Utilities—5.3%
AES	224,700[a]	2,193,072
Aqua America	56,200	1,212,234
SCANA	50,000	2,022,500
		5,427,806
Total Common Stocks
(cost $120,795,963)		102,782,869

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.0%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $45,000)			45,000 [c]	45,000

Total Investments (cost $120,840,963)			100.7%	102,827,869

Liabilities, Less Cash and Receivables			(.7%)	(752,566)

Net Assets			100.0%	102,075,303

REIT—Real Estate Investment Trust
a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

		Value (%)		Value (%)

Financial		15.6	Consumer Staples	8.4
Industrial		14.5	Energy	7.4
Health Care		14.2	Utilities	5.3
Information Technology		12.7	Money Market Investment	.0
Consumer Discretionary		12.6
Materials		10.0		100.7

†	Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			120,795,963	102,782,869
Affiliated issuers			45,000	45,000
Dividends receivable				103,806
Receivable for shares of Beneficial Interest subscribed				17,902
Prepaid expenses				41,329
				102,990,906
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				95,182
Cash overdraft due to Custodian				23,563
Payable for shares of Beneficial Interest redeemed				614,414
Payable for licence fee				46,200
Accrued expenses				136,244
				915,603
Net Assets ($)				102,075,303
Composition of Net Assets ($):
Paid-in capital				137,485,556
Accumulated Investment (loss)—net				(155,518)
Accumulated net realized gain (loss) on investments				(17,241,641)
Accumulated net unrealized appreciation
(depreciation) on investments				(18,013,094)
Net Assets ($)				102,075,303

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	61,897,438	1,316,261	13,600,733	25,260,871
Shares Outstanding	3,309,249	75,275	777,095	1,307,721
Net Asset Value Per Share ($)	18.70	17.49	17.50	19.32

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	765,417
Affiliated issuers	315
Income from securities lending—Note 1(b)	4,237
Total Income	769,969
Expenses:
Management fee—Note 3(a)	479,139
Shareholder servicing costs—Note 3(c)	343,104
License fee—Note 3(a)	102,954
Distribution fees—Note 3(b)	74,809
Professional fees	29,396
Registration fees	25,445
Prospectus and shareholders’ reports	22,016
Custodian fees—Note 3(c)	10,336
Trustees’ fees and expenses—Note 3(d)	5,488
Loan commitment fees—Note 2	2,209
Interest expense—Note 2	115
Miscellaneous	8,505
Total Expenses	1,103,516
Less—reduction in management fee due to undertaking—Note 3(a)	(177,895)
Less—reduction in fees due to earnings credits—Note 3(c)	(134)
Net Expenses	925,487
Investment (Loss)—Net	(155,518)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,546,871
Net unrealized appreciation (depreciation) on investments	(39,155,541)
Net Realized and Unrealized Gain (Loss) on Investments	(30,608,670)
Net (Decrease) in Net Assets Resulting from Operations	(30,764,188)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Operations ($):
Investment (loss)—net	(155,518)	(167,893)
Net realized gain (loss) on investments	8,546,871	47,525,322
Net unrealized appreciation
(depreciation) on investments	(39,155,541)	(12,148,173)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(30,764,188)	35,209,256
Dividends to Shareholders from ($):
Investment income—net:
Class I Shares	—	(20,680)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,960,651	8,683,619
Class B Shares	3,365	83
Class C Shares	267,479	556,060
Class I Shares	2,392,981	6,989,677
Dividends reinvested:
Class I Shares	—	17,903
Cost of shares redeemed:
Class A Shares	(19,757,080)	(54,126,269)
Class B Shares	(1,156,622)	(2,887,372)
Class C Shares	(3,054,968)	(10,048,116)
Class I Shares	(8,950,397)	(25,350,881)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(24,294,591)	(76,165,296)
Total Increase (Decrease) in Net Assets	(55,058,779)	(40,976,720)
Net Assets ($):
Beginning of Period	157,134,082	198,110,802
End of Period	102,075,303	157,134,082
Accumulated investment (loss)—net	(155,518)	—

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Capital Share Transactions:
Class Aa
Shares sold	252,479	430,072
Shares redeemed	(862,668)	(2,674,195)
Net Increase (Decrease) in Shares Outstanding	(610,189)	(2,244,123)
Class Ba
Shares sold	145	5
Shares redeemed	(52,968)	(151,791)
Net Increase (Decrease) in Shares Outstanding	(52,823)	(151,786)
Class C
Shares sold	12,249	28,714
Shares redeemed	(143,600)	(518,782)
Net Increase (Decrease) in Shares Outstanding	(131,351)	(490,068)
Class I
Shares sold	101,284	332,614
Shares issued for dividends reinvested	—	808
Shares redeemed	(373,588)	(1,159,098)
Net Increase (Decrease) in Shares Outstanding	(272,304)	(825,676)

a During the period ended September 30, 2011, 13,748 Class B shares representing $298,863 were automatically converted to 12,882 Class A shares and during the period ended March 31, 2011, 63,485 Class B shares representing $1,212,290 were automatically converted to 59,824 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2011			Year Ended March 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	24.09	19.37	14.16	22.09	23.21	22.87
Investment Operations:
Investment income (loss)—net[a]	(.02)	(.01)	.01	.00[b]	(.14)	(.13)
Net realized and unrealized
gain (loss) on investments	(5.37)	4.73	5.20	(7.93)	(.43)	.79
Total from
Investment Operations	(5.39)	4.72	5.21	(7.93)	(.57)	.66
Distributions:
Dividends from net realized
gain on investments	—	—	—	(.00)[b]	(.55)	(.32)
Net asset value, end of period	18.70	24.09	19.37	14.16	22.09	23.21
Total Return (%)[c]	(22.37)[d]	24.37	36.79	(35.89)	(2.79)	3.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.53[e]	1.50	1.52	1.42	1.32	1.37
Ratio of net expenses
to average net assets	1.30[e]	1.30	1.30	1.34	1.32	1.37
Ratio of net investment income
(loss) to average net assets	(.18)[e]	(.05)	.07	.01	(.58)	(.59)
Portfolio Turnover Rate	53.01[d]	120.15	53.51	61.21	38.78	48.55
Net Assets, end of period
($ x 1,000)	61,897	94,423	119,389	118,637	130,865	115,991

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2011			Year Ended March 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	22.60	18.31	13.49	21.22	22.49	22.33
Investment Operations:
Investment (loss)—net[a]	(.10)	(.15)	(.11)	(.16)	(.32)	(.29)
Net realized and unrealized
gain (loss) on investments	(5.01)	4.44	4.93	(7.57)	(.40)	.77
Total from
Investment Operations	(5.11)	4.29	4.82	(7.73)	(.72)	.48
Distributions:
Dividends from net realized
gain on investments	—	—	—	(.00)[b]	(.55)	(.32)
Net asset value, end of period	17.49	22.60	18.31	13.49	21.22	22.49
Total Return (%)[c]	(22.61)[d]	23.43	35.73	(36.42)	(3.50)	2.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.53[e]	2.46	2.40	2.27	2.09	2.16
Ratio of net expenses
to average net assets	2.05[e]	2.03	2.05	2.14	2.09	2.15
Ratio of net investment (loss)
to average net assets	(.95)[e]	(.78)	(.67)	(.87)	(1.37)	(1.37)
Portfolio Turnover Rate	53.01[d]	120.15	53.51	61.21	38.78	48.55
Net Assets, end of period
($ x 1,000)	1,316	2,895	5,124	9,345	16,521	23,244

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

16

Six Months Ended
September 30, 2011			Year Ended March 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	22.63	18.33	13.50	21.23	22.49	22.34
Investment Operations:
Investment (loss)—net[a]	(.10)	(.15)	(.11)	(.15)	(.31)	(.28)
Net realized and unrealized
gain (loss) on investments	(5.03)	4.45	4.94	(7.58)	(.40)	.75
Total from
Investment Operations	(5.13)	4.30	4.83	(7.73)	(.71)	.47
Distributions:
Dividends from net realized
gain on investments	—	—	—	(.00)[b]	(.55)	(.32)
Net asset value, end of period	17.50	22.63	18.33	13.50	21.23	22.49
Total Return (%)[c]	(22.67)[d]	23.46	35.78	(36.41)	(3.46)	2.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.23[e]	2.25	2.21	2.12	2.05	2.13
Ratio of net expenses
to average net assets	2.05[e]	2.05	2.05	2.08	2.05	2.12
Ratio of net investment (loss)
to average net assets	(.93)[e]	(.80)	(.67)	(.81)	(1.31)	(1.34)
Portfolio Turnover Rate	53.01[d]	120.15	53.51	61.21	38.78	48.55
Net Assets, end of period
($ x 1,000)	13,601	20,555	25,634	34,706	66,835	64,081

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2011			Year Ended March 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008[a]	2007
Per Share Data ($):
Net asset value,
beginning of period	24.85	19.94	14.54	22.65	23.75	23.34
Investment Operations:
Investment income (loss)—net[b]	.01	.04	.06	.05	(.11)	(.09)
Net realized and unrealized
gain (loss) on investments	(5.54)	4.88	5.34	(8.16)	(.44)	.82
Total from
Investment Operations	(5.53)	4.92	5.40	(8.11)	(.55)	.73
Distributions:
Dividends from
investment income—net	—	(.01)	—	—	—	—
Dividends from net realized
gain on investments	—	—	—	(.00)[c]	(.55)	(.32)
Total Distributions	—	(.01)	—	(.00)[c]	(.55)	(.32)
Net asset value, end of period	19.32	24.85	19.94	14.54	22.65	23.75
Total Return (%)	(22.25)[d]	24.68	37.14	(35.80)	(2.60)	3.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.43[e]	1.45	1.32	1.24	1.17	1.15
Ratio of net expenses
to average net assets	1.05[e]	1.05	1.05	1.16	1.17	1.15
Ratio of net investment income
(loss) to average net assets	.07[e]	.20	.33	.30	(.43)	(.38)
Portfolio Turnover Rate	53.01[d]	120.15	53.51	61.21	38.78	48.55
Net Assets, end of period
($ x 1,000)	25,261	39,260	47,964	52,116	37,414	30,544

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus MidCap Core Fund (the “fund”) is a separate non-diversified series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the Board of Trustees held on June 28, 2011, the Board approved, effective November 1, 2011, a proposal to change the name of the fund from “Dreyfus S&P STARS Opportunities Fund” to “Dreyfus MidCap Core Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ties and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	101,412,448	—	—	101,412,448
Equity Securities—
Foreign†	1,370,421	—	—	1,370,421
Mutual Funds	45,000	—	—	45,000

† See Statement of Investments for additional detailed categorizations.

22

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2011, The Bank of New York Mellon earned $1,412 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended September 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	3/31/2011	($)	Purchases ($)	Sales ($)	9/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	324,000		21,148,000	21,427,000	45,000.0
Dreyfus
Institutional
Cash
Advantage
Fund+	14,200,817		23,067,353	37,268,170	—		—
Total	14,524,817		44,215,353	58,695,170	45,000.0

† On June 7, 2011, Dreyfus Institutional Cash Advantage Plus Fund was acquired by Dreyfus
Institutional Cash Advantage Fund, resulting in a transfer of shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of

24

the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

As a result of the fund’s merger with Dreyfus Midcap Stock Fund, capital losses of $28,015,431 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. If not applied, $2,599,096 of these acquired capital losses expires in fiscal 2015, $3,554,390 expires in fiscal 2016, $17,566,726 expires in fiscal 2017, $3,806,018 expires in fiscal 2018 and $489,201 expires in fiscal 2019.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2011 was as follows: ordinary income $20,680.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended September 30, 2011, was approximately $16,940 with a related weighted average annualized interest rate of 1.35%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until November 1, 2012, so that the total annual fund operating expenses (less fee waiver and/or expenses reimbursement) of Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.30%, 2.05%, 2.05% and 1.05% of the value of the respective class’ shares average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $177,895 during the period ended September 30, 2011.

26

The fund paid a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain Standard & Poor’s proprietary tradenames and trademarks. Effective November 1, 2011, the license fee agreement was terminated.

During the period ended September 30, 2011, the Distributor retained $1,385 from commissions earned on sales of the fund’s Class A shares and $3,478 and $269 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended September 30, 2011, Class B and Class C shares were charged $7,534 and $67,275, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2011, Class A, Class B and Class C shares were charged $104,691, $2,511 and $22,425, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2011, the fund was

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged $60,314 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2011, the fund was charged $7,237 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $134.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2011, the fund was charged $10,336 pursuant to the custody agreement.

During the period ended September 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $63,515, Rule 12b-1 distribution plan fees $9,889, shareholder services plan fees $17,155, custodian fees $7,580, chief compliance officer fees $3,750 and transfer agency per account fees $20,605, which are offset against an expense reimbursement currently in effect in the amount of $27,312.

28

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2011, amounted to $72,894,304 and $96,679,624, respectively.

At September 30, 2011, accumulated net unrealized depreciation on investments was $18,013,094, consisting of $3,852,480 gross unrealized appreciation and $21,865,574 gross unrealized depreciation.

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2011 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

By: /s/James Windels
James Windels, Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6